SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING
NOTE 13:  SEGMENT REPORTING

Since March 5, 2025, following the acquisition of the solar assets as described in Note 8, the Company identifies and reports two reportable segments: clinical development and solar. The clinical development segment facilitates the development of potential new drug compounds. The solar segment comprises the design, development and sale of the Company’s intellectual property and related service offerings. The Company’s Chief Operating Decision Maker, who is the Chief Executive Officer, manages both segments on an ongoing basis and evaluates performance and allocates resources using the Company’s internal reporting, which is consistent with the presentation in these financial statements. In assessing performance, the CODM considers quantitative and qualitative measures that include segment operating loss and quarterly cash burn together with competitive benchmarking and analyses of budget to actual results. Prior to the acquisition of the solar assets on March 5, 2025, the Company operated and reported a single reportable segment. Comparative prior period segment information has not been recast because the solar operations did not exist in those periods, and the change did not affect the Company’s internal reporting for prior periods. The Company manages its assets on a group basis rather than by segment because many assets are shared across activities. The CODM does not regularly review asset information by segment and accordingly the Company does not present segment of asset information. As of June 30, 2025, and for the six months then ended, no revenue was recognized in either the clinical development or the solar segment.

The following tables presents information on reportable segments profit (loss) for the period ended 30 June 2025:

	Solar	Clinical Development	Total
Payroll and related Expenses	$186	$420	$606
Consulting expenses (*)	285	740	1,025
Other segment items (**)	210	527	737

Segments Operating Loss	$681	$1,687	$2,368

Reconciliation between the operating loss of the reporting segments and the total loss for the reporting periods before income tax expense is presented below:

Financial income, net			$52
Loss before taxes on income			$2,316

(*) Consulting expenses items include accounting, legal, and other consulting expenses.

(**) Other Segment items included in operating loss include income tax expenses, Amortization of intangible asset, Share-based compensation expenses, rent and office maintenance expenses, D&O insurance expenses, depreciation expenses and other expenses.